Equity Transactions (Details Narrative) - USD ($)		12 Months Ended
	Jul. 17, 2020	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares authorized		500,000,000	500,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, share issued		194,971,866	626,989
Number of shares issued		35,109,231
Equity transactions
VitaNova Partners, LLC. [Member]
Number of shares issued	55,612,837	55,612,837
Officers and Board Members [Member]
Number of shares issued		91,127,145
Consultants [Member]
Number of shares issued		12,495,700
Investors [Member]
Number of shares issued		35,109,231